Business Combination - Additional Information (Detail) - Sinopower ¥ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 20, 2023 USD ($)	Jun. 20, 2023 CNY (¥)
Disclosure of detailed information about business combination [line items]
Date of acquisition	Jun. 20, 2023
Acquision percentage		89.99%	89.99%
Aggreagate cash consideration		$ 6.1	¥ 43,600
Intangible assets			¥ 11,451
Revenue of acquiree since acquisition date	¥ 10,700
Profit of acquiree since acquisition date	¥ 1,300